Note 4 - Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities, Amortized cost	$ 179,975	$ 169,587
Available-for-sale securities, Gross unrealized gains	3,885	516
Available-for-sale securities, Gross unrealized losses	249	2,749
Available-for-sale securities, Fair Value	183,611	167,354
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Amortized cost	70,043	59,585
Available-for-sale securities, Gross unrealized gains	2,593	354
Available-for-sale securities, Gross unrealized losses	82	473
Available-for-sale securities, Fair Value	72,554	59,466
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Amortized cost	108,907	109,000
Available-for-sale securities, Gross unrealized gains	1,292	162
Available-for-sale securities, Gross unrealized losses	158	2,238
Available-for-sale securities, Fair Value	110,041	106,924
Other Debt Obligations [Member]
Available-for-sale securities, Amortized cost	1,025	1,002
Available-for-sale securities, Gross unrealized gains
Available-for-sale securities, Gross unrealized losses	9	38
Available-for-sale securities, Fair Value	$ 1,016	$ 964